Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Common stock issued for cash (in dollars per share)			$ 0.325
Common stock issued for services (in dollars per share)			$ 0.325
Common stock issued for cash (in dollars per share)		$ 0.50
Common stock issued for cash (in dollars per share)		$ 0.40
Common stock issued for cash (in dollars per share)	$ 0.50